Summary of Derivative Instruments (Parenthetical) (Detail)	Dec. 31, 2012
Minimum | Interest Rate Cap
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.21%
Minimum | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.48%
Maximum | Interest Rate Cap
Derivative [Line Items]
Fixed interest rate on derivative contracts	5.63%
Derivative term	through November 2015
Maximum | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.96%
Derivative term	through November 2020